Property and Equipment (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,471	$ 1,917	$ 3,044	$ 3,833	$ 8,618	$ 14,124